                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- JULY 30, 2007*

RiverSource(R) Variable Portfolio funds                                                     S-6466-20 AD (5/07)

Effective July 12, 2007, the Nonfundamental Policies section has been revised as follows:

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

FOR FUNDS OTHER THAN MONEY MARKET FUNDS:

- No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR CASH MANAGEMENT:

- No more than 10% of the fund's net assets will be held in securities and other instruments that are illiquid.

FOR ALL FUNDS EXCEPT CASH MANAGEMENT, EMERGING MARKETS, GLOBAL BOND, GLOBAL INFLATION PROTECTED SECURITIES, INTERNATIONAL OPPORTUNITY AND S&P 500 INDEX:

- Up to 25% of the fund's net assets may be invested in foreign investments.

Effective July 12, 2007, Table 4. Investment Strategies and Types of Investments has been revised as follows:

            TABLE 3. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------------
                    INVESTMENT STRATEGY                         BALANCED    FIXED INCOME     EQUITY     MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
 Agency and government securities                                  -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Borrowing                                                         -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Cash/money market instruments                                     -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Collateralized bond obligations                                   -             -             -
--------------------------------------------------------------------------------------------------------------------
 Commercial paper                                                  -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Common stock                                                      -             -A            -
--------------------------------------------------------------------------------------------------------------------
 Convertible securities                                            -             -             -
--------------------------------------------------------------------------------------------------------------------
 Corporate bonds                                                   -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Debt obligations                                                  -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Depositary receipts                                               -             -B            -
--------------------------------------------------------------------------------------------------------------------
 Derivative instruments (including options and futures)            -             -             -
--------------------------------------------------------------------------------------------------------------------
 Exchange-traded funds                                             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Floating rate loans                                               -             -
--------------------------------------------------------------------------------------------------------------------
 Foreign currency transactions                                     -             -C            -
--------------------------------------------------------------------------------------------------------------------
 Foreign securities                                                -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Funding agreements                                                -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 High yield debt securities (junk bonds)                           -             -             -
--------------------------------------------------------------------------------------------------------------------
 Illiquid and restricted securities                                -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Indexed securities                                                -             -             -
--------------------------------------------------------------------------------------------------------------------
 Inflation protected securities                                    -             -             -
--------------------------------------------------------------------------------------------------------------------
 Inverse floaters                                                  -             -             D
--------------------------------------------------------------------------------------------------------------------
 Investment companies                                              -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Lending of portfolio securities                                   -             -             -             -
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
S-6466-97 A (07/07)
Valid until next update
*Destroy April 29, 2008

--------------------------------------------------------------------------------------------------------------------
                    INVESTMENT STRATEGY                         BALANCED    FIXED INCOME     EQUITY     MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
 Loan participations                                               -             -             -
--------------------------------------------------------------------------------------------------------------------
 Mortgage- and asset-backed securities                             -             -             -E            -
--------------------------------------------------------------------------------------------------------------------
 Mortgage dollar rolls                                             -             -             F
--------------------------------------------------------------------------------------------------------------------
 Municipal obligations                                             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Preferred stock                                                   -             -G            -
--------------------------------------------------------------------------------------------------------------------
 Real estate investment trusts                                     -             -             -
--------------------------------------------------------------------------------------------------------------------
 Repurchase agreements                                             -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Reverse repurchase agreements                                     -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Short sales                                                       H             H             H             H
--------------------------------------------------------------------------------------------------------------------
 Sovereign debt                                                    -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Structured investments                                            -             -             -
--------------------------------------------------------------------------------------------------------------------
 Swap agreements                                                   -             -             -
--------------------------------------------------------------------------------------------------------------------
 Variable- or floating-rate securities                             -             -             -             -
--------------------------------------------------------------------------------------------------------------------
 Warrants                                                          -             -             -
--------------------------------------------------------------------------------------------------------------------
 When-issued securities and forward commitments                    -             -             -
--------------------------------------------------------------------------------------------------------------------
 Zero-coupon, step-coupon and pay-in-kind securities               -             -             -
--------------------------------------------------------------------------------------------------------------------

A. The following funds are not authorized to invest in common stock: Short Duration U.S. Government.

B. The following funds are not authorized to invest in depositary receipts:
   Short Duration U.S. Government.

C. The following funds are not authorized to engage in foreign currency transactions: Short Duration U.S. Government.

D. The following funds are authorized to invest in inverse floaters: Large Cap Equity.

E. The following funds are not authorized to invest in mortgage- and asset-backed securities: S&P 500 Index and Small Cap Advantage.

F. The following funds are authorized to invest in mortgage dollar rolls: Core Equity and Large Cap Equity.

G. The following funds are not authorized to invest in preferred stock: Short Duration U.S. Government.

H. The funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Effective June 20, 2007, Table 17. Portfolio Managers, has been revised as follows to add portfolio managers:

                          TABLE 17. PORTFOLIO MANAGERS

--------------------------------------------------------------------------------------------------------------------------------
                                                      OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                                --------------------------------------------------------  OWNERSHIP   POTENTIAL
                                                NUMBER AND TYPE OF  APPROXIMATE TOTAL  PERFORMANCE BASED   OF FUND    CONFLICTS
         FUND             PORTFOLIO MANAGER          ACCOUNT*          NET ASSETS         ACCOUNTS(A)     SHARES(B)  OF INTEREST
--------------------------------------------------------------------------------------------------------------------------------
 FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
--------------------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth         John K. Schonberg       1 RIC               $1.24 billion
                                                2 PIVs              $102.74 million    1 RIC ($1.24 B)
                                                4 other accounts    $10.17 million                          None         (1)
                        -----------------------------------------------------------------------------
                        Sam Murphy(c)
                        ----------------------
                                                1 RIC               $1.13 billion      1 RIC ($1.13 B)
                        Mike Marzolf(c)
--------------------------------------------------------------------------------------------------------------------------------

----------------------  ------------

                        STRUCTURE OF
         FUND           COMPENSATION
----------------------  ------------
 FOR FUNDS WITH FISCAL
-------------------------------------------------
 Mid Cap Growth
                            (11)
                        ----------------------
------------------------------------------------------------------------

 * RIC refers to Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance, and the aggregate net assets in those accounts.

(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently, no portfolio manager owns any shares of Variable Portfolio funds.

(c) Mr. Murphy and Mr. Marzolf began managing the fund as of June 20, 2007; therefore reporting information is as of June 30, 2007.

The rest of the section remains the same.

Effective July 12, 2007, Table 22. Board Members, has been revised as follows to add a new Board member:

                            TABLE 22. BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------
                             POSITION HELD
                            WITH FUNDS AND               PRINCIPAL OCCUPATION
   NAME, ADDRESS, AGE      LENGTH OF SERVICE            DURING PAST FIVE YEARS              OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
 Kathleen Blatz            Board member       Chief Justice, Minnesota Supreme Court,     None
 901 S. Marquette Ave.     since              1998-2005
 Minneapolis, MN 55402     2006
 Age 52
-----------------------------------------------------------------------------------------------------------------
 Arne H. Carlson           Board member       Chair, RiverSource Funds, 1999-2006;        None
 901 S. Marquette Ave.     since 1999         former Governor of Minnesota
 Minneapolis, MN 55402
 Age 72
-----------------------------------------------------------------------------------------------------------------
 Pamela G. Carlton         Board member       President, Springboard-Partners in Cross    None
 901 S. Marquette Ave.     since 2007         Cultural Leadership (consulting company)
 Minneapolis, MN 55402
 Age 52
-----------------------------------------------------------------------------------------------------------------
 Patricia M. Flynn         Board member       Trustee Professor of Economics and          None
 901 S. Marquette Ave.     since 2004         Management, Bentley College; former Dean,
 Minneapolis, MN 55402                        McCallum Graduate School of Business,
 Age 56                                       Bentley College
-----------------------------------------------------------------------------------------------------------------
 Anne P. Jones             Board member       Attorney and Consultant                     None
 901 S. Marquette Ave.     since 1985
 Minneapolis, MN 55402
 Age 72
-----------------------------------------------------------------------------------------------------------------
 Jeffrey Laikind, CFA      Board member       Former Managing Director, Shikiar Asset     American Progressive
 901 S. Marquette Ave.     since 2005         Management                                  Insurance
 Minneapolis, MN 55402
 Age 71
-----------------------------------------------------------------------------------------------------------------
 Stephen R. Lewis, Jr.     Board member       President Emeritus and Professor of         Valmont Industries,
 901 S. Marquette Ave.     since 2002 and     Economics, Carleton College                 Inc. (manufactures
 Minneapolis, MN 55402     Chair of the                                                   irrigation systems)
 Age 68                    Board since 2007
-----------------------------------------------------------------------------------------------------------------
 Catherine James Paglia    Board member       Director, Enterprise Asset Management,      Strategic Distribution,
 901 S. Marquette Ave.     since 2004         Inc. (private real estate and asset         Inc. (transportation,
 Minneapolis, MN 55402                        management company)                         distribution and
 Age 54                                                                                   logistics consultants)
-----------------------------------------------------------------------------------------------------------------
 Alison Taunton-Rigby      Board member       Chief Executive Officer, RiboNovix, Inc.    Hybridon, Inc.
 901 S. Marquette Ave.     since 2002         since 2003 (biotechnology); former          (biotechnology);
 Minneapolis, MN 55402                        President, Forester Biotech                 American Healthways,
 Age 63                                                                                   Inc. (health management
                                                                                          programs)
-----------------------------------------------------------------------------------------------------------------

-------------------------  ----------------------

                                 COMMITTEE
   NAME, ADDRESS, AGE           MEMBERSHIPS
-------------------------  ----------------------
 Kathleen Blatz            Compliance, Investment
 901 S. Marquette Ave.     Review, Joint Audit
 Minneapolis, MN 55402
 Age 52
-------------------------------------------------------------------------------------
 Arne H. Carlson           Board Governance,
 901 S. Marquette Ave.     Contracts, Executive,
 Minneapolis, MN 55402     Investment Review
 Age 72
------------------------------------------------------------------------------------------------------------
 Pamela G. Carlton         Investment Review,
 901 S. Marquette Ave.     Joint Audit
 Minneapolis, MN 55402
 Age 52
-----------------------------------------------------------------------------------------------------------------
 Patricia M. Flynn         Board Governance,
 901 S. Marquette Ave.     Compliance, Contracts,
 Minneapolis, MN 55402     Investment Review
 Age 56
-----------------------------------------------------------------------------------------------------------------
 Anne P. Jones             Board Governance,
 901 S. Marquette Ave.     Executive, Investment
 Minneapolis, MN 55402     Review, Joint Audit
 Age 72
-----------------------------------------------------------------------------------------------------------------
 Jeffrey Laikind, CFA      Board Governance,
 901 S. Marquette Ave.     Investment Review,
 Minneapolis, MN 55402     Joint Audit
 Age 71
-----------------------------------------------------------------------------------------------------------------
 Stephen R. Lewis, Jr.     Board Governance,
 901 S. Marquette Ave.     Compliance, Contracts,
 Minneapolis, MN 55402     Executive, Investment
 Age 68                    Review
-----------------------------------------------------------------------------------------------------------------
 Catherine James Paglia    Compliance, Contracts,
 901 S. Marquette Ave.     Executive, Investment
 Minneapolis, MN 55402     Review
 Age 54
-----------------------------------------------------------------------------------------------------------------
 Alison Taunton-Rigby      Contracts, Executive,
 901 S. Marquette Ave.     Investment Review
 Minneapolis, MN 55402
 Age 63
-----------------------------------------------------------------------------------------------------------------

The rest of the section remains the same.